Share Options (Details) - Schedule of outstanding share options separated ranges of exercise prices	6 Months Ended
Jun. 30, 2023 $ / shares shares
0.00 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares
1.14 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	1.14
1.67 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	1.67
1.74 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	1.74
1.83 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	1.83
3.20 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	3.2
3.79 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	3.79
4.00 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	4
4.17 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	4.17
5.12 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Exercise price (in Dollars per share) | $ / shares	$ 5.12
Share options outstanding [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	1,568,986
Share options outstanding [Member] | 0.00 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	152,640
Weighted average remaining contractual term	6 months 14 days
Share options outstanding [Member] | 1.14 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	219,840
Weighted average remaining contractual term	10 months 28 days
Share options outstanding [Member] | 1.67 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	43,200
Weighted average remaining contractual term	1 year 8 months 15 days
Share options outstanding [Member] | 1.74 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	12,800
Weighted average remaining contractual term	9 years 9 months 21 days
Share options outstanding [Member] | 1.83 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	907,579
Weighted average remaining contractual term	6 years 4 months 28 days
Share options outstanding [Member] | 3.20 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	28,127
Weighted average remaining contractual term	7 years 3 months 18 days
Share options outstanding [Member] | 3.79 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	60,000
Weighted average remaining contractual term	1 year 1 month 2 days
Share options outstanding [Member] | 4.00 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	76,000
Weighted average remaining contractual term	9 years 8 months 4 days
Share options outstanding [Member] | 4.17 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	28,800
Weighted average remaining contractual term	2 years 6 months 14 days
Share options outstanding [Member] | 5.12 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options outstanding	40,000
Weighted average remaining contractual term	6 years 14 days
Share options exercisable [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Share options exercisable	1,096,887
Share options exercisable [Member] | 0.00 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	6 months 14 days
Share options exercisable	152,640
Share options exercisable [Member] | 1.14 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	10 months 28 days
Share options exercisable	219,840
Share options exercisable [Member] | 1.67 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	1 year 8 months 15 days
Share options exercisable	43,200
Share options exercisable [Member] | 1.74 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term
Share options exercisable
Share options exercisable [Member] | 1.83 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	4 years 8 months 15 days
Share options exercisable	532,008
Share options exercisable [Member] | 3.20 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	6 years 5 months 8 days
Share options exercisable	14,063
Share options exercisable [Member] | 3.79 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	1 year 1 month 2 days
Share options exercisable	60,000
Share options exercisable [Member] | 4.00 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	9 years 8 months 4 days
Share options exercisable	6,336
Share options exercisable [Member] | 4.17 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	2 years 6 months 14 days
Share options exercisable	28,800
Share options exercisable [Member] | 5.12 [Member]
Schedule of outstanding share options separated ranges of exercise prices [Abstract]
Weighted average remaining contractual term	6 years 14 days
Share options exercisable	40,000